Schedule of Supplemental Finance Cash Flow Information Related to Leases (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Lease
Operating cash outflows from finance leases	$ 11,251	$ 11,251	$ 22,503	$ 22,503